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PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID-CAP VALUE VCT PORTFOLIO--CLASS II SHARES

                                                               SEMIANNUAL REPORT

                                                                   JUNE 30, 2001

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Mid-Cap Value VCT Portfolio

  Portfolio and Performance Update                                            1

  Portfolio Management Discussion                                             2

  Schedule of Investments                                                     3

  Financial Statements                                                        6

  Notes to Financial Statements                                              10

PIONEER MID-CAP VALUE VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/01

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

                                    [CHART]

U.S. Common Stocks                               92%
Short-Term Cash Equivalents                       5%
International Common Stocks                       3%

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

                                    [CHART]

Financial                                     19%
Technology                                    16%
Consumer Cyclicals                            13%
Utilities                                      9%
Consumer Staples                               9%
Health Care                                    9%
Capital Goods                                  8%
Energy                                         7%
Communication Services                         5%
Basic Materials                                4%
Transportation                                 1%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

 1. Imation Corp.                                                          2.90%
 2. John H. Harland Co.                                                    1.71
 3. Tricon Global Restaurants                                              1.58
 4. Sabre Group Holdings, Inc.                                             1.44
 5. Alltel Corp.                                                           1.42

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                         6/30/01        12/31/00
Net Asset Value per Share                                $17.59          $17.75

DISTRIBUTIONS PER SHARE              INCOME         SHORT-TERM      LONG-TERM
(12/31/00 - 6/30/01)                 DIVIDENDS      CAPITAL GAIN    CAPITAL GAIN
                                     $0.084         $0.081          $1.389

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER MID-CAP VALUE VCT PORTFOLIO at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

                                    [CHART]

                                               PIONEER MID-CAP           S&P 500
                                           Value VCT PORTFOLIO*            INDEX
  5/1/2000                                             $10,000           $10,000
                                                       $10,053            $9,675
 6/30/2000                                              $9,815            $9,935
                                                        $9,860            $9,773
                                                       $10,645           $10,366
                                                       $10,504            $9,839
                                                       $10,754            $9,790
                                                       $10,453            $9,006
12/31/2000                                             $11,335            $9,070
                                                       $11,667            $9,384
                                                       $11,354            $8,518
                                                       $11,296            $7,997
                                                       $12,120            $8,611
                                                       $12,248            $8,655
 6/30/2001                                             $12,256            $8,465

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

[SIDENOTE]

AVERAGE ANNUAL TOTAL RETURNS
(As of June 30, 2001)

NET ASSET VALUE

Life-of-Portfolio                                                         18.99%
(5/1/00)
1 Year                                                                    24.87%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/01

Mid-cap value stocks were strong performers for the six months ended June 30, 2001. In the following discussion, Rod Wright, who is responsible for day-to-day portfolio management of Pioneer Mid-Cap Value VCT Portfolio, provides an update on the Portfolio, the economic environment and investment strategies that influenced performance during the six-month period.

Q:    HOW DID THE PORTFOLIO PERFORM?

A: Very well. For the six-month period ended June 30, 2001, Class II shares of the Portfolio returned 8.13% at net asset value significantly better than its benchmark index, the Standard and Poor's 500. During the same period, the S&P 500 Index had a total return of -6.68%.

Q:    WHAT FACTORS INFLUENCED PORTFOLIO PERFORMANCE?

A: In a period of continued volatility, investors were attracted to stocks with reasonable valuations. Investors avoided technology stocks, especially those with high valuations. However, despite the general meltdown in the technology sector, Pioneer Mid-Cap Value VCT Portfolio's performance was helped by our selections in technology. Starting in November 2000, we took advantage of the sell-off in technology companies to add stocks to the portfolio that had fallen to attractive valuations. The Portfolio's tech weighting comprised about 16% of net assets on June 30, 2001.

      There were some specific names in the technology sector worth noting. Two companies that provide storage solutions ADAPTEC and STORAGE TECHNOLOGY CORPORATION helped performance. NCR CORPORATION, a provider of information technology hardware and software was also a positive contributor.

Q: ASIDE FROM TECHNOLOGY STOCKS, WHAT OTHER TYPES OF INVESTMENTS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

A: Our stockpicking across a variety of industries supported the Portfolio's performance. JOHN H. HARLAND, a check-printing company that has begun diversifying its business, LONE STAR STEAKHOUSE, owner and operator of a restaurant chain and hair salon operator REGIS CORPORATION are several examples of diverse portfolio holdings that helped performance. Two other names that we liked were SERVICE CORPORATION INTERNATIONAL, a company that provide death care services nationwide and EQUIFAX, a firm that helps companies across a variety of industries manage their relationships with their customers.

Q:    DID ANY AREAS PROVE DISAPPOINTING?

A: Two areas that had a negative effect on the Portfolio's performance during the period were energy and utilities. After their strong performance in 2000, many energy and utility stocks have declined as the price of oil and natural gas dropped in 2001. As a result, Calpine Corporation, operator and retailer of electricity in the United States, natural gas company, El Paso and Transocean Seco Forex, an offshore drilling contractor all detracted from the Portfolio's results.

Q:    DID YOU MAKE ANY CHANGES TO THE COMPOSITION OF THE PORTFOLIO?

A: We initiated several new positions over the period. We added retailer JC PENNEY. There were a number of reasons why this company caught our eye. The stock was undervalued and on the heels of new management the company was in the midst of a turnaround. Ultramar Diamond Shamrock Corporation, a petroleum refining and marketing company had attractive fundamentals and its stock price was appealing.

      We also sold several of the Portfolio's technology holdings. We liquidated Fairchild Semiconductor after its near-term outlook was not as promising as some other opportunities we were finding. Synopsis was sold when it became overvalued. We also believed the company was vulnerable to the inevitable cutback that follow an economic slowdown. Echostar Communications' involvement in a bidding war for another company led us to sell out of this position.

Q:    WHAT IS YOUR OUTLOOK?

A: We still think the mid-cap value arena remains a very good place to be invested, although it may not replicate its strong outperformance of recent months. As the economy continues to slow, high priced stocks are vulnerable and present risks to investors. In a period of economic uncertainty, we expect to maintain our strategy of investing in companies with strong fundamentals and low valuations.

SCHEDULE OF INVESTMENTS 6/30/01 (UNAUDITED)

    SHARES                                                                 VALUE
            COMMON STOCKS - 95.2%
            BASIC MATERIALS - 4.0%
            ALUMINUM - 1.0%
    34,000  Alcoa, Inc.                                             $  1,339,600
                                                                    ------------
            CHEMICALS - 0.4%
    54,000  IMC Global Inc.                                         $    550,800
                                                                    ------------
            CHEMICALS (SPECIALTY) - 1.2%
    89,000  Wellman, Inc.                                           $  1,593,100
                                                                    ------------
            METALS MINING - 0.6%
    37,000  Massey Energy                                           $    731,120
                                                                    ------------
            PAPER & FOREST PRODUCTS - 0.8%
    23,000  Bowater, Inc.                                           $  1,029,020
                                                                    ------------
            TOTAL BASIC MATERIALS                                   $  5,243,640
                                                                    ------------
            CAPITAL GOODS - 7.2%
            AEROSPACE/DEFENSE - 0.9%
    15,500  General Dynamics Corp.                                  $  1,206,055
                                                                    ------------
            ELECTRICAL EQUIPMENT - 1.8%
    40,000  American Power Conversion Corp.*                        $    630,000
    35,000  SCI Systems, Inc.*                                           892,500
    38,000  Vishay Intertechnology, Inc.*                                874,000
                                                                    ------------
                                                                    $  2,396,500
                                                                    ------------
            MACHINERY (DIVERSIFIED) - 1.8%
    20,500  Deere & Co.                                             $    775,925
    63,000  Kaydon Corp.                                               1,615,950
                                                                    ------------
                                                                    $  2,391,875
                                                                    ------------
            METAL FABRICATORS - 0.7%
    58,000  Brush Engineered Materials Inc.                         $    928,000
                                                                    ------------
            WASTE MANAGEMENT - 2.0%
    45,000  Republic Services Inc.*                                 $    893,250
    54,000  Waste Management Inc.                                      1,664,280
                                                                    ------------
                                                                    $  2,557,530
                                                                    ------------
            TOTAL CAPITAL GOODS                                     $  9,479,960
                                                                    ------------
            COMMUNICATION SERVICES - 5.0%
            CELLULAR/WIRELESS TELECOMMUNICATIONS - 0.8%
    45,000  Sprint Corp. PCS Group*                                 $  1,086,750
                                                                    ------------
            TELEPHONE - 4.2%
    29,000  Alltel Corp.                                            $  1,776,540
    52,000  BroadWing Inc.*                                            1,271,400
    38,500  Century Telephone Enterprises, Inc.                        1,166,550
    12,000  Telephone and Data Systems, Inc.                           1,305,000
                                                                    ------------
                                                                    $  5,519,490
                                                                    ------------
            TOTAL COMMUNICATION SERVICES                            $  6,606,240
                                                                    ------------
            CONSUMER CYCLICALS - 12.2%
            AUTO PARTS & EQUIPMENT - 0.8%
    25,000  ITT Industries, Inc.                                    $  1,106,250
                                                                    ------------
            GAMING & LOTTERY COMPANIES - 0.5%
    49,800  Park Place Entertainment Corp.*                         $    602,580
                                                                    ------------
            HOUSEHOLD FURNISHING & APPLIANCES - 0.3%
    14,000  Ethan Allen Interiors, Inc.                             $    455,000
                                                                    ------------
            LEISURE TIME (PRODUCTS) - 1.3%
    89,000  Mattel, Inc.                                            $  1,683,880
                                                                    ------------
            PUBLISHING - 0.3%
    53,000  Primedia, Inc.*                                         $    359,870
                                                                    ------------
            RETAIL (COMPUTERS & ELECTRONICS) - 0.4%
    19,000  Radioshack Corp.                                        $    579,500
                                                                    ------------
            RETAIL (DEPT STORES) - 1.1%
    54,000  J.C. Penney Co., Inc.                                   $  1,423,440
                                                                    ------------
            RETAIL (DISCOUNTERS) - 0.8%
    39,000  Family Dollar Stores, Inc.                              $    999,570
                                                                    ------------
            RETAIL (SPECIALTY) - 2.2%
    22,000  Borders Group, Inc.*                                    $    492,800
    84,000  Cole National Corp.*                                       1,239,000
    80,000  Venator Group, Inc. Old*                                   1,224,000
                                                                    ------------
                                                                    $  2,955,800
                                                                    ------------
            SERVICES (COMMERCIAL & CONSUMER) - 3.6%
    58,500  Regis Corp.                                             $  1,227,915
    36,000  IMS Health Inc.                                            1,026,000
   112,000  Service Corp. International*                                 712,320
    36,000  Sabre Group Holdings, Inc.*                                1,800,000
                                                                    ------------
                                                                    $  4,766,235
                                                                    ------------
            TEXTILES (APPAREL) - 0.9%
    27,000  Jones Apparel Group, Inc.*                              $  1,166,400
                                                                    ------------
            TOTAL CONSUMER CYCLICALS                                $ 16,098,525
                                                                    ------------
            CONSUMER STAPLES - 8.6%
            BROADCASTING (CABLE/TELEVISION/RADIO) - 1.7%
    12,000  Cablevision Systems Corp.*                              $    702,000
    53,000  USA Networks Inc.*                                         1,494,070
                                                                    ------------
                                                                    $  2,196,070
                                                                    ------------
            FOODS - 0.7%
    15,000  Hershey Foods Corp.                                     $    925,650
                                                                    ------------
            HOUSEWARES - 0.8%
    27,000  Fortune Brands, Inc.                                    $  1,035,720
                                                                    ------------
            RESTAURANTS - 2.6%
   110,000  Lone Star Steakhouse & Saloon, Inc.                     $  1,428,900
    45,000  Tricon Global Restaurants, Inc.*                           1,975,500
                                                                    ------------
                                                                    $  3,404,400
                                                                    ------------
            RETAIL STORES (FOOD CHAINS) - 0.4%
    22,500  Kroger Co.*                                             $    562,500
                                                                    ------------
            SERVICES (EMPLOYMENT) - 0.8%
   142,000  Modis Professional Services Inc.*                       $    979,800
                                                                    ------------

   The accompanying notes are an integral part of these financial statments.

    SHARES                                                                 VALUE
            SPECIALTY PRINTING - 1.6%
    92,000  John H. Harland Co.                                     $  2,143,600
                                                                    ------------
            TOTAL CONSUMER STAPLES                                  $ 11,247,740
                                                                    ------------
            ENERGY - 6.6%
            OIL & GAS (DRILLING & EQUIPMENT) - 2.3%
    42,000  ENSCO International, Inc.                               $    982,800
    23,000  Noble Drilling Corp.*                                        753,250
    27,000  Weatherford Intl, Inc.*                                    1,296,000
                                                                    ------------
                                                                    $  3,032,050
                                                                    ------------
            OIL & GAS (PRODUCTION/EXPLORATION) - 2.0%
    18,000  Burlington Resources, Inc.                              $    719,100
    12,000  Newfield Exploration Co.*                                    384,720
    54,000  Ocean Energy Inc.                                            942,300
    36,000  Pioneer Natural Resources Co.*                               613,800
                                                                    ------------
                                                                    $  2,659,920
                                                                    ------------
            OIL & GAS (REFINING & MARKETING) - 0.9%
    14,000  Ultramar Diamond Shamrock Corp.                         $    661,500
    13,000  Valero Energy Corp.                                          478,140
                                                                    ------------
                                                                    $  1,139,640
                                                                    ------------
            OIL (DOMESTIC INTEGRATED) - 1.4%
    11,500  Amerada Hess Corp.                                      $    929,200
    33,000  Conoco, Inc.                                                 930,600
                                                                    ------------
                                                                    $  1,859,800
                                                                    ------------
            TOTAL ENERGY                                            $  8,691,410
                                                                    ------------
            FINANCIALS - 18.4%
            BANKS (MAJOR REGIONAL) - 2.9%
    27,000  BB&T Corp.                                              $    990,900
    20,600  Boston Private Financial Holdings, Inc. *                    461,440
    13,000  Comerica, Inc.                                               748,800
    22,700  National City Corp.                                          698,706
    36,000  SouthTrust Corp.                                             936,000
                                                                    ------------
                                                                    $  3,835,846
                                                                    ------------
            BANKS (REGIONAL) - 3.7%
    27,000  First Tennessee National Corp.                          $    937,170
    23,000  Marshall & Ilsley Corp.                                    1,239,700
    40,000  North Fork Bancorp, Inc.                                   1,240,000
    32,000  TCF Financial Corp.                                        1,481,920
                                                                    ------------
                                                                    $  4,898,790
                                                                    ------------
            CONSUMER FINANCE - 1.6%
    16,000  Countrywide Credit Industries, Inc.                     $    734,080
    18,000  The PMI Group, Inc.                                        1,307,880
                                                                    ------------
                                                                    $  2,041,960
                                                                    ------------
            FINANCIAL (DIVERSIFIED) - 1.4%
    13,500  Indymac Bancorp, Inc.*                                  $    361,800
    11,500  John Hancock Financial Services, Inc.                        462,990
    14,000  SLM Holdings Corp.                                         1,022,000
                                                                    ------------
                                                                    $  1,846,790
                                                                    ------------
            INSURANCE (LIFE/HEALTH) - 0.7%
    19,000  Jefferson - Pilot Corp.                                 $    918,080
                                                                    ------------
            INSURANCE (PROPERTY-CASUALTY) - 5.3%
    29,500  Ace Ltd.*                                               $  1,153,155
    14,500  Allmerica Financial Corp.*                                   833,750
    27,000  Arch Capital Group Ltd.*                                     425,250
    16,000  Exel Ltd.                                                  1,313,600
     7,500  Markel Corp.*                                              1,473,750
    18,500  MBIA Inc.                                                  1,030,080
    14,000  Partnerre Ltd.                                               775,600
                                                                    ------------
                                                                    $  7,005,185
                                                                    ------------
            INVESTMENT BANK/BROKERAGE - 2.0%
    29,800  Edwards (A.G.), Inc.                                    $  1,341,000
    67,000  E*Trade Group Inc.                                           432,150
    11,000  Lehman Brothers Holdings, Inc.                               855,250
                                                                    ------------
                                                                    $  2,628,400
                                                                    ------------
            SAVINGS & LOAN COMPANIES - 0.8%
    33,500  Charter One Financial, Inc.                             $  1,068,650
                                                                    ------------
            TOTAL FINANCIALS                                        $ 24,243,701
                                                                    ------------
            HEALTH CARE - 8.2%
            BIOTECHNOLOGY - 0.4%
     8,400  Biogen, Inc.*                                           $    456,624
                                                                    ------------
            HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.9%
    45,000  Alpharma Inc.                                           $  1,226,250
     4,500  Barr Laboratories Inc.*                                      316,845
    34,000  Mylan Laboratories Inc.                                      956,420
                                                                    ------------
                                                                    $  2,499,515
                                                                    ------------
            HEALTH CARE (HOSPITAL MGT) - 2.5%
    31,500  HCA Inc.                                                $  1,423,485
    43,000  Health Management Associates, Inc.*                          904,720
    34,000  Triad Hospitals, Inc.*                                     1,001,980
                                                                    ------------
                                                                    $  3,330,185
                                                                    ------------
            HEALTH CARE (MANAGED CARE) - 1.3%
    18,000  Wellpoint Health Networks, Inc.*                        $  1,696,320
                                                                    ------------
            HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) - 2.1%
    54,000  Apogent Technologies, Inc.                              $  1,328,400
    29,500  Becton, Dickinson & Co.                                    1,055,805
    18,000  Sybron Dental Specialities*                                  368,820
                                                                    ------------
                                                                    $  2,753,025
                                                                    ------------
            TOTAL HEALTH CARE                                       $ 10,735,669
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

    SHARES                                                                 VALUE
            TECHNOLOGY - 15.5%
            COMMUNICATIONS EQUIPMENT - 3.6%
    90,000  ADC Telecommunications, Inc.*                           $    594,000
   111,000  Avaya Inc.*                                                1,520,700
    26,700  CommScope, Inc.*                                             627,450
    45,000  Harris Corp.                                               1,224,450
    40,000  Tellabs, Inc.*                                               771,200
                                                                    ------------
                                                                    $  4,737,800
                                                                    ------------
            COMPUTER (HARDWARE) - 1.8%
    56,000  Gateway 2000 Inc.*                                      $    921,200
    31,500  NCR Corp.*                                                 1,480,500
                                                                    ------------
                                                                    $  2,401,700
                                                                    ------------
            COMPUTERS (PERIPHERALS) - 1.2%
   115,000  Storage Technology Corp.*                               $  1,582,400
                                                                    ------------
            COMPUTERS (SOFTWARE & SERVICES) - 1.5%
    11,000  Adobe Systems, Inc.                                     $    517,000
   140,000  Informix Corp.*                                              817,600
    14,000  Symantec Corp.*                                              611,660
                                                                    ------------
                                                                    $  1,946,260
                                                                    ------------
            ELECTRONICS (DEFENSE) - 0.5%
    23,000  Raytheon Co.                                            $    610,650
                                                                    ------------
            ELECTRONICS (SEMICONDUCTORS) - 3.2%
   153,000  Adaptec, Inc.*                                          $  1,520,820
   105,000  Atmel Corp.*                                               1,416,450
    31,400  Cypress Semiconductor Corp.*                                 748,890
    42,000  Roxio, Inc*                                                  546,000
                                                                    ------------
                                                                    $  4,232,160
                                                                    ------------
            PHOTOGRAPHY/IMAGING - 2.8%
   144,000  Imation Corp.*                                          $  3,628,800
                                                                    ------------
            SERVICES (DATA PROCESSING) - 0.9%
    34,000  Equifax, Inc.*                                          $  1,247,120
                                                                    ------------
            TOTAL TECHNOLOGY                                        $ 20,386,890
                                                                    ------------
            TRANSPORTATION - 0.6%
            RAILROADS - 0.6%
    20,500  Canadian National Railway Co.                           $    830,250
                                                                    ------------
            TOTAL TRANSPORTATION                                    $    830,250
                                                                    ------------
            UTILITIES - 8.9%
            ELECTRIC COMPANIES - 6.3%
    18,000  Allegheny Energy, Inc.                                  $    868,500
    16,000  Constellation Energy Group                                   681,600
    47,500  CMS Energy Corp                                            1,322,875
    27,000  DPL, Inc.                                                    781,920
    15,500  DQE, Inc.                                                    348,750
    27,000  DTE Energy Co.                                             1,253,880
    17,000  Exelon Corp.                                               1,090,040
    14,000  Kansas City Power & Light Co.                                343,700
    81,000  Montana Power Co.                                            939,600
    23,000  UtiliCorp United, Inc.                                       702,650
                                                                    ------------
                                                                    $  8,333,515
                                                                    ------------
            NATURAL GAS - 1.9%
    37,500  KeySpan Energy Corp.                                    $  1,368,000
    33,500  Williams Companies, Inc.                                   1,103,825
                                                                    ------------
                                                                    $  2,471,825
                                                                    ------------
            POWER PRODUCERS (INDEPENDENT) - 0.7%
    36,000  Orion Power Holdings, Inc.*                             $    857,160
                                                                    ------------
            TOTAL UTILITIES                                         $ 11,662,500
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $109,991,620)                                     $125,226,525
                                                                    ------------

 PRINCIPAL
 AMOUNT
==========
            TEMPORARY CASH INVESTMENT - 4.8%
            COMMERCIAL PAPER - 4.8%
$6,304,000  Travelers Aetna, 4.12%, 7/2/01                          $  6,304,000
                                                                    ------------
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $6,304,000)                                       $  6,304,000
                                                                    ------------
            TOTAL INVESTMENT IN SECURITIES
            AND TEMPORARY CASH INVESTMENT - 100%
            (Cost $116,295,620)                                     $131,530,525
                                                                    ============

*     Non income producing security

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/30/01

                                                                                                      SIX MONTHS
                                                                                                         ENDED
                                                                                                        6/30/01         5/1/2000 TO
CLASS II                                                                                              (UNAUDITED)        12/31/00
Net asset value, beginning of period                                                                    $17.75             $16.89
                                                                                                        ------             ------
Increase from investment operations:
   Net investment (loss)                                                                                $(1.32)            $ 0.07
   Net realized and unrealized gain on investments                                                        2.71               2.01
                                                                                                        ------             ------
   Net increase from investment operations                                                              $ 1.39             $ 2.08
Distributions to shareowners:
   Net investment income                                                                                 (0.08)             (0.13)
   Net realized gain                                                                                     (1.47)             (1.09)
                                                                                                        ------             ------
    Net increase in net asset value                                                                     $(0.16)            $ 0.86
                                                                                                        ------             ------
Net asset value, end of period                                                                          $17.59             $17.75
                                                                                                        ======             ======
Total return*                                                                                             8.13%             13.35%
Ratio of net expenses to average net assets                                                               1.03%**            1.01%**
Ratio of net investment income to average net assets                                                      0.25%**            0.37%**
Portfolio turnover rate                                                                                     53%**              85%
Net assets, end of period (in thousands)                                                                $3,590             $1,943
Ratio assuming no waiver of management fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:
   Net expenses                                                                                           1.03%**            1.01%**
   Net investment income                                                                                  0.25%**            0.37%**
Ratio assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                                                           1.03%**            1.01%**
   Net investment income                                                                                  0.25%**            0.37%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**    Annualized.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/01  (UNAUDITED)

                                                                      PIONEER
                                                                   MID-CAP VALUE
                                                                   VCT PORTFOLIO
ASSETS:
  Investment in securities, at value (cost $109,991,620)            $125,226,525
  Temporary cash investments (at amortized cost)                       6,304,000
  Cash                                                                   393,363
  Receivables -
   Investment securities sold                                          1,623,058
   Fund shares sold                                                        1,876
   Dividends, interest and foreign taxes withheld                         96,897
  Other                                                                      594
                                                                    ------------
      Total assets                                                  $133,646,313
                                                                    ------------

LIABILITIES

  Payables -
   Investment Securities Purchased                                  $  3,425,838
   Fund shares repurchased                                                73,007
  Due to affiliates                                                       72,817
  Accrued expenses                                                        54,388
                                                                    ------------
      Total liabilities                                             $  3,626,050
                                                                    ------------

NET ASSETS:

  Paid-in capital                                                   $106,671,186
  Accumulated net investment income                                      342,981
  Accumulated undistributed net realized gain                          7,771,191
  Net unrealized gain (loss) on Investments                           15,234,905
                                                                    ------------
      Total net assets                                              $130,020,263
                                                                    ------------

NET ASSET VALUE PER SHARE:

  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                        $126,430,087
  Shares outstanding                                                   7,169,582
  Net asset value per share                                         $      17.63
                                                                    ============
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                        $  3,590,176
  Shares outstanding                                                     204,057
  Net asset value per share                                         $      17.59
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                    PIONEER
                                                                 MID-CAP VALUE
                                                                 VCT PORTFOLIO

                                                                SIX MONTHS ENDED
                                                                     6/30/01
INVESTMENT INCOME:
  Dividends                                                       $   631,906
  Interest                                                            135,956
                                                                  -----------
      Total investment income                                     $   767,862
  EXPENSES:
  Management fees                                                 $   388,660
  Transfer agent fees                                                     536
  Distribution fees (Class II)                                          3,287
  Administrative fees                                                  15,620
  Custodian fees                                                       34,182
  Professional fees                                                     8,065
  Printing                                                              7,240
  Fees and expenses of nonaffiliated trustees                           4,500
  Miscellaneous                                                         3,127
                                                                  -----------
     Total expenses                                               $   465,217
                                                                  -----------
     Net expenses                                                 $   465,217
                                                                  -----------
        Net investment income (loss)                              $   302,645
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS:

  Net realized gain (loss) from Investments                       $ 9,459,628
                                                                  -----------
  Change in net unrealized gain or loss from Investments          $   (82,593)
                                                                  -----------
  Net gain on investments and foreign currency
   transactions                                                   $ 9,377,035
                                                                  ===========
  Net increase in net assets resulting
   from operations                                                $ 9,679,680
                                                                  ===========

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                            PIONEER
                                                         MID-CAP VALUE
                                                         VCT PORTFOLIO

                                                  SIX MONTHS
                                                     ENDED
                                                    6/30/01         YEAR ENDED
                                                  (UNAUDITED)        12/31/00
FROM OPERATIONS:
Net investment income (loss)                     $     302,645    $     712,184
Net realized gain (loss) on investments              9,459,628        8,947,046
Change in net unrealized gain or loss
     on investments                                    (82,593)       8,855,890
                                                 -------------    -------------
     Net increase (decrease) in net assets
      resulting from operations                  $   9,679,680    $  18,515,120
                                                 -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
     Class I                                     $    (656,496)   $    (816,800)
     Class II                                          (15,547)          (9,592)
Net realized gain
     Class I                                        (9,641,504)      (7,092,615)
     Class II                                         (273,726)         (83,291)
                                                 -------------    -------------
      Total distributions to shareowners         $ (10,587,273)   $  (8,002,298)
                                                 -------------    -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                 $  13,448,509    $  13,465,491
Reinvestment of distributions                       10,587,274        8,002,299
Cost of shares repurchased                          (6,517,529)     (39,097,233)
                                                 -------------    -------------
     Net increase (decrease) in net assets
      resulting from fund share transactions     $  17,518,254    $ (17,629,443)
                                                 =============    =============
     Net increase (decrease) in net assets       $  16,610,661    $  (7,116,621)

NET ASSETS:
Beginning of period                                113,409,602      120,526,223
                                                 =============    =============
End of period                                    $ 130,020,263    $ 113,409,602
                                                 =============    =============
Accumulated net investment income,
  end of period                                  $     342,981    $     933,333
                                                 =============    =============

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 6/30/01 (UNAUDITED)

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

      Pioneer Emerging Markets VCT Portfolio
        (Emerging Markets Portfolio)
      Pioneer Global Financials VCT Portfolio
        (Global Financials Portfolio)
      Pioneer Europe VCT Portfolio (Europe Portfolio)
      Pioneer International Growth VCT Portfolio
        (International Growth Portfolio)
      Pioneer Small Company VCT Portfolio
        (Small Company Portfolio)
      Pioneer Mid-Cap Value VCT Portfolio
        (Mid-Cap Value Portfolio)
      Pioneer Growth Shares VCT Portfolio
        (Growth Shares Portfolio)
      Pioneer Fund VCT Portfolio (Fund Portfolio)
      Pioneer Equity-Income VCT Portfolio
        (Equity-Income Portfolio)
      Pioneer Balanced VCT Portfolio (Balanced Portfolio)
      Pioneer Strategic Income VCT Portfolio
        (Strategic Income Portfolio)
      Pioneer Swiss Franc Bond VCT Portfolio
        (Swiss Franc Bond Portfolio)
      Pioneer America Income VCT Portfolio
        (America Income Portfolio)
      Pioneer Money Market VCT Portfolio
        (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

      Pioneer Global Health Care VCT Portfolio
        (Global Health Care Portfolio)
      Pioneer Global Telecoms VCT Portfolio
        (Global Telecoms Portfolio)
      Pioneer Europe Select VCT Portfolio
        (Europe Select Portfolio)
      Pioneer Science & Technology VCT Portfolio
        (Science & Technology Portfolio)
      Pioneer Real Estate Growth VCT Portfolio
        (Real Estate Growth Portfolio)
      Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio share may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Mid-Cap Value VCT Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.    SECURITY VALUATION

      Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

      Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/ amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

      Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.    TAXES

      It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

      In addition to the requirements of the Internal Revenue Code, the Portfolios may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2001, the Fund paid no such taxes.

      In determining the daily net asset value, the Portfolios estimate the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of June 30, 2001, the Portfolios had no reserves related to capital gains taxes or taxes on the repatriation of foreign currencies. Effective May 2, 2001, the Malaysian government eliminated its tax on the repatriation of foreign currencies.

      The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C.    PORTFOLIO SHARES

      The Portfolios record sales and repurchases of their fund shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), $645,588 in commissions on the sale of trust shares for the six months ended June 30, 2001

D.    REPURCHASE AGREEMENTS

      With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At June 30, 2001, $72,171 was payable to PIM related to management fees, administrative fees and certain other services:

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates.

4. DISTRIBUTION PLANS

The Portfolios have adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Portfolio pays PFD the principal underwriter for the Trust, and a majority owned indirect subsidiary of UniCredito Italiano, a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $646 at June 30, 2001.

5. EXPENSE OFFSETS

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolios' total expenses. For the six months ended June 30, 2001, the Portfolios' expenses were not reduced under such arrangements.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2001, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                           GROSS        GROSS           NET
PORTFOLIO                  TAX COST    APPRECIATION  DEPRECIATION   APPRECIATION
-------------------------------------------------------------------------------
Mid-Cap Value Portfolio   $117,815,348  $18,614,213   $(4,899,036)  $13,715,177

7. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2001, were $71,725,118 and $61,798,670, respectively.

8. CAPITAL SHARES

At June 30, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                  '01 SHARES      '01 AMOUNT
                                 (UNAUDITED)     (UNAUDITED)     '00 SHARES      '00 AMOUNT
--------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO
CLASS I:
Shares sold                          647,262    $ 11,784,388         720,014    $ 11,638,379
Reinvestment of distributions        602,575      10,298,001         511,605       7,909,415
Shares repurchased                  (347,654)     (6,280,344)     (2,378,324)    (38,995,914)
                                ------------------------------------------------------------
  Net decrease                       902,183    $ 15,802,045      (1,146,705)   $(19,448,120)
                                ============================================================
CLASS II:
Shares sold                           91,083    $  1,664,121         109,715    $  1,827,112
Reinvestment of distributions         16,966         289,273           6,008          92,884
Shares repurchased                   (13,484)       (237,185)         (6,232)       (101,319)
                                ------------------------------------------------------------
  Net increase                        94,565    $  1,716,209         109,491    $  1,818,677
                                ============================================================

[LOGO] PIONEER
       INVESTMENTS(R)

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS

JOHN F. COGAN, JR., PRESIDENT
DAVID D. TRIPPLE, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES

JOHN F. COGAN, JR., CHAIRMAN
RICHARD H. EGDAHL, M.D.
MARGUERITE A. PIRET
DAVID D. TRIPPLE
STEPHEN K. WEST
MARY K. BUSH
MARGARET B.W. GRAHAM
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER

PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN

BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL

HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.